Deferred tax - Calculated tax losses (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits
Available for offset against future taxable income	R 48,444	R 23,893
Utilised against deferred tax balance	(29,745)	(6,272)
Not recognised as a deferred tax asset	18,699	R 17,621
Sasol Canada
Disclosure of temporary difference, unused tax losses and unused tax credits
Not recognised as a deferred tax asset	R 15,500